Transactions with Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key Management Personnel £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) loans deposits	Dec. 31, 2020 GBP (£) loans deposits
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	9	18
Number of secured loans, unsecured loans and overdrafts, net movements | loans	(5)	(9)
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	4	9
Beginning balance	£ 1,825	£ 4,920
Net movements	(1,798)	(3,095)
Ending balance	£ 27	£ 1,825
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	16	32
Number of deposit, bank and instant access accounts and investments, net movements | deposits	0	(16)
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	16	16
Beginning balance	£ 8,063	£ 11,975
Net movements	(1,636)	(3,912)
Ending balance	£ 6,427	£ 8,063